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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08657

                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Income Fund

 Schedule of Investments 7/31/12

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 8.3%

 Integrated Oil & Gas - 3.1%

 106,200

 Chevron Corp.

 $

 11,637,396

 164,600

 Exxon Mobil Corp.

 14,295,510

 340,200

 QEP Resources, Inc.

 10,216,206

 $

 36,149,112

 Oil & Gas Exploration & Production - 2.9%

 139,160

 ConocoPhillips

 $

 7,575,870

 224,800

 EQT Corp.

 12,678,720

 511,800

 Marathon Oil Corp.

 13,547,346

 $

 33,801,936

 Oil & Gas Refining & Marketing - 1.0%

 255,900

 Marathon Petroleum Corp.

 $

 12,104,070

 Oil & Gas Storage & Transportation - 1.3%

 483,800

 Spectra Energy Corp.

 $

 14,847,822

 Total Energy

 $

 96,902,940

 Materials - 10.6%

 Diversified Chemicals - 1.4%

 322,600

 EI du Pont de Nemours & Co.

 $

 16,033,220

 Specialty Chemicals - 4.0%

 210,000

 Johnson Matthey Plc

 $

 7,178,762

 792,800

 Valspar Corp.

 39,798,559

 $

 46,977,321

 Paper Packaging - 1.2%

 700,000

 Boise, Inc.

 $

 5,180,000

 287,500

 Sonoco Products Co.

 8,714,125

 $

 13,894,125

 Diversified Metals & Mining - 1.6%

 255,100

 Compass Minerals International, Inc.

 $

 18,453,934

 Gold - 0.6%

 147,600

 Newmont Mining Corp.

 $

 6,563,772

 Steel - 1.2%

 260,000

 Cliffs Natural Resources, Inc.

 $

 10,631,400

 100,000

 Nucor Corp.

 3,920,000

 $

 14,551,400

 Paper Products - 0.6%

 233,100

 International Paper Co.

 $

 7,648,011

 Total Materials

 $

 124,121,783

 Capital Goods - 6.9%

 Industrial Conglomerates - 1.7%

 959,984

 General Electric Co.

 $

 19,919,668

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 100,000

 Caterpillar, Inc.

 $

 8,421,000

 Industrial Machinery - 4.5%

 400,000

 Kaydon Corp.

 $

 8,440,000

 164,252

 Snap-on, Inc.

 11,133,001

 1,190,943

 The Gorman-Rupp Co.

 33,060,578

 $

 52,633,579

 Total Capital Goods

 $

 80,974,247

 Commercial Services & Supplies - 1.4%

 Office Services & Supplies - 0.6%

 212,600

 Mine Safety Appliances Co.

 $

 7,296,432

 Diversified Support Services - 0.8%

 300,000

 G&K Services, Inc.

 $

 9,453,000

 Total Commercial Services & Supplies

 $

 16,749,432

 Automobiles & Components - 1.7%

 Auto Parts & Equipment - 1.0%

 489,100

 Johnson Controls, Inc.

 $

 12,056,315

 Automobile Manufacturers - 0.7%

 837,700

 Ford Motor Co.

 $

 7,740,348

 Total Automobiles & Components

 $

 19,796,663

 Consumer Services - 1.6%

 Leisure Facilities - 1.6%

 607,087

 Cedar Fair LP

 $

 19,135,382

 Total Consumer Services

 $

 19,135,382

 Media - 0.5%

 Movies & Entertainment - 0.5%

 400,000

 Regal Entertainment Group

 $

 5,528,000

 Total Media

 $

 5,528,000

 Retailing - 1.7%

 Distributors - 1.0%

 188,800

 Genuine Parts Co.

 $

 12,088,864

 Home Improvement Retail - 0.7%

 144,000

 The Home Depot, Inc.

 $

 7,513,920

 Total Retailing

 $

 19,602,784

 Food & Staples Retailing - 0.4%

 Food Retail - 0.4%

 1,000,000

 J Sainsbury Plc

 $

 5,069,667

 Total Food & Staples Retailing

 $

 5,069,667

 Food, Beverage & Tobacco - 14.1%

 Soft Drinks - 2.2%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 16,107,972

 117,000

 The Coca-Cola Co.

 9,453,600

 $

 25,561,572

 Packaged Foods & Meats - 11.9%

 443,300

 Campbell Soup Co.

 $

 14,677,663

 2,289,000

 DE Master Blenders 1753 NV *

 26,532,925

 111,800

 General Mills, Inc.

 4,326,660

 457,800

 Hillshire Brands Co.

 11,724,258

 420,550

 HJ Heinz Co.

 23,218,566

 200,000

 Kellogg Co.

 9,540,000

 172,500

 Kraft Foods, Inc.

 6,849,975

 100,000

 McCormick & Co., Inc.

 6,088,000

 352,400

 The Hershey Co.

 25,281,176

 323,000

 Unilever NV (A.D.R.)

 11,191,950

 $

 139,431,173

 Total Food, Beverage & Tobacco

 $

 164,992,745

 Household & Personal Products - 1.4%

 Household Products - 1.4%

 222,400

 The Clorox Co.

 $

 16,170,704

 Total Household & Personal Products

 $

 16,170,704

 Health Care Equipment & Services - 4.3%

 Health Care Equipment - 3.0%

 272,100

 Becton Dickinson and Co.

 $

 20,600,691

 94,700

 Medtronic, Inc.

 3,733,074

 1,079,500

 Smith & Nephew Plc

 11,062,212

 $

 35,395,977

 Health Care Distributors - 1.3%

 509,300

 Owens & Minor, Inc.

 $

 14,367,353

 Total Health Care Equipment & Services

 $

 49,763,330

 Pharmaceuticals, Biotechnology & Life Sciences - 5.8%

 Pharmaceuticals - 5.8%

 313,900

 Abbott Laboratories

 $

 20,814,709

 251,700

 Johnson & Johnson

 17,422,674

 353,405

 Merck & Co., Inc.

 15,609,899

 562,500

 Pfizer, Inc.

 13,522,500

 $

 67,369,782

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 67,369,782

 Banks - 7.9%

 Diversified Banks - 5.6%

 219,400

 Bank of Montreal

 $

 12,554,068

 267,000

 Canadian Imperial Bank of Commerce

 19,525,872

 761,700

 US Bancorp

 25,516,950

 247,400

 Wells Fargo & Co.

 8,364,594

 $

 65,961,484

 Regional Banks - 1.1%

 220,800

 PNC Financial Services Group, Inc.

 $

 13,049,280

 Thrifts & Mortgage Finance - 1.2%

 1,028,800

 New York Community Bancorp, Inc.

 $

 13,353,824

 Total Banks

 $

 92,364,588

 Diversified Financials - 4.2%

 Other Diversified Financial Services - 1.0%

 727,800

 Bank of America Corp.

 $

 5,342,052

 223,000

 Citigroup, Inc.

 6,049,990

 $

 11,392,042

 Specialized Finance - 0.8%

 100,000

 Deutsche Boerse AG

 $

 4,979,825

 200,000

 NYSE Euronext

 5,096,000

 $

 10,075,825

 Asset Management & Custody Banks - 1.9%

 400,000

 Ares Capital Corp.

 $

 6,652,000

 405,100

 Federated Investors, Inc. (Class B)

 8,146,561

 117,000

 T. Rowe Price Group, Inc.

 7,107,750

 $

 21,906,311

 Investment Banking & Brokerage - 0.5%

 200,000

 LPL Financial Holdings, Inc.

 $

 5,604,000

 Total Diversified Financials

 $

 48,978,178

 Insurance - 3.0%

 Property & Casualty Insurance - 3.0%

 297,587

 The Chubb Corp.

 $

 21,631,599

 218,500

 The Travelers Companies, Inc.

 13,689,025

 $

 35,320,624

 Total Insurance

 $

 35,320,624

 Real Estate - 1.3%

 Mortgage REIT's - 0.4%

 264,300

 Ares Commercial Real Estate Corp.

 $

 4,424,382

 Office REIT's - 0.9%

 144,500

 Alexandria Real Estate Equities, Inc.

 $

 10,617,860

 Total Real Estate

 $

 15,042,242

 Software & Services - 1.4%

 Data Processing & Outsourced Services - 0.4%

 83,700

 Automatic Data Processing, Inc.

 $

 4,733,235

 Systems Software - 1.0%

 400,000

 Microsoft Corp.

 $

 11,788,000

 Total Software & Services

 $

 16,521,235

 Technology Hardware & Equipment - 1.2%

 Electronic Manufacturing Services - 0.7%

 419,300

 Molex, Inc.

 $

 8,671,124

 Technology Distributors - 0.5%

 96,000

 Anixter International, Inc.

 $

 5,463,360

 Total Technology Hardware & Equipment

 $

 14,134,484

 Semiconductors & Semiconductor Equipment - 5.8%

 Semiconductor Equipment - 0.2%

 86,033

 Cabot Microelectronics Corp.

 $

 2,529,370

 Semiconductors - 5.6%

 387,700

 Analog Devices, Inc.

 $

 15,151,316

 415,800

 Intel Corp.

 10,686,060

 303,300

 Linear Technology Corp.

 9,781,425

 550,500

 Microchip Technology, Inc.

 18,375,690

 354,200

 Xilinx, Inc.

 11,476,080

 $

 65,470,571

 Total Semiconductors & Semiconductor Equipment

 $

 67,999,941

 Telecommunication Services - 7.2%

 Integrated Telecommunication Services - 7.2%

 588,400

 AT&T, Inc.

 $

 22,312,128

 513,000

 CenturyLink, Inc.

 21,310,020

 2,400,000

 Singapore Telecommunications, Ltd.

 6,903,978

 541,584

 Verizon Communications, Inc.

 24,447,102

 888,900

 Windstream Corp.

 8,853,444

 $

 83,826,672

 Total Telecommunication Services

 $

 83,826,672

 Utilities - 9.2%

 Electric Utilities - 2.1%

 287,150

 American Electric Power Co., Inc.

 $

 12,129,216

 184,800

 Duke Energy Corp.

 12,525,744

 $

 24,654,960

 Gas Utilities - 3.8%

 370,500

 AGL Resources, Inc.

 $

 15,005,250

 332,700

 National Fuel Gas Co.

 16,282,338

 655,000

 Questar Corp.

 13,329,250

 $

 44,616,838

 Multi-Utilities - 3.3%

 140,000

 Alliant Energy Corp.

 $

 6,539,400

 438,500

 Ameren Corp.

 15,001,085

 263,372

 Consolidated Edison, Inc.

 16,987,494

 $

 38,527,979

 Total Utilities

 $

 107,799,777

 TOTAL COMMON STOCKS

 (Cost $944,698,548)

 $

 1,168,165,200

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 $

 1,168,165,200

 (Cost $944,698,548) (a)

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 1,187,762

 TOTAL NET ASSETS - 100.0%

 $

 1,169,352,962

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At July 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $931,411,604 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

                 261,090,006

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

                 (24,336,410)

 Net unrealized gain

 $

 236,753,596

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

    Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities using fair value methods are categorized as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,168,165,200

$
-

$
-

$
1,168,165,200

 Total

$
1,168,165,200

$
-

$
-

$
1,168,165,200

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 28, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 28, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date September 28, 2012 * Print the name and title of each signing officer under his or her signature.